Financial Risk Management and Fair Values of Financial Instruments - Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis (Detail) - Recurring fair value measurement [member] - Level 3 [Member]
12 Months Ended
Dec. 31, 2022
Non listed shares [member] | Income Approach Discounted Cash Flow [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Perpetual dividend payout rates	80.00%
Non listed shares [member] | Income Approach Discounted Cash Flow [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	(9.47%)
Perpetual growth rates	2.65%
Expected dividend payout rates during the projection period	27.00%
Discount rates	9.08%
Non listed shares [member] | Income Approach Discounted Cash Flow [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	15.00%
Perpetual growth rates	2.81%
Expected dividend payout rates during the projection period	33.00%
Discount rates	11.77%
Non-tradable listed shares [member] | Market approach-valuation multiples [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount for lack of marketability	32.00%